PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 98.1%
Common Stocks 94.5%
Australia 5.5%
BHP Group Ltd.	37,412	$1,144,584
BlueScope Steel Ltd.	43,006	656,629
Brambles Ltd.	10,712	102,136
Fortescue Ltd.	77,216	1,492,334
Glencore PLC	239,020	1,264,645
Goodman Group, REIT	86,714	1,439,381
Helia Group Ltd.	368,040	1,183,471
Iluka Resources Ltd.	28,000	130,776
JB Hi-Fi Ltd.	21,326	793,380
Medibank Private Ltd.	416,856	1,043,658
Rio Tinto Ltd.	3,134	269,673
Rio Tinto PLC	10,202	706,177
Stockland, REIT	17,388	51,349
West African Resources Ltd.*	297,147	188,341
Woolworths Group Ltd.	4,023	94,480
		10,561,014
Austria 0.1%
Erste Group Bank AG	3,175	136,774
Belgium 0.1%
Proximus SADP	9,800	92,995
Tessenderlo Group SA	3,385	96,913
		189,908
Brazil 1.8%
Banco do Brasil SA	122,100	1,393,415
Centrais Eletricas Brasileiras SA	9,200	75,911
CPFL Energia SA	31,500	230,350
Odontoprev SA	15,000	36,483
Petroleo Brasileiro SA	27,900	239,389
Telefonica Brasil SA	97,600	1,010,593
TIM SA	24,300	85,440
Vale SA	26,600	365,036
		3,436,617
Canada 6.2%
Agnico Eagle Mines Ltd.	3,700	181,856
Alimentation Couche-Tard, Inc.	21,700	1,271,543
ARC Resources Ltd.	3,000	46,592

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Capital Power Corp.	3,300	$90,720
Celestica, Inc.*	21,000	721,790
Dollarama, Inc.	14,900	1,093,520
Element Fleet Management Corp.	40,900	689,956
Fairfax Financial Holdings Ltd.	1,500	1,563,617
Finning International, Inc.	2,800	81,035
George Weston Ltd.	6,800	866,406
Great-West Lifeco, Inc.	17,500	584,179
Imperial Oil Ltd.	1,600	92,291
Loblaw Cos. Ltd.	9,800	979,307
Magna International, Inc.	2,200	125,034
Manulife Financial Corp.	62,900	1,390,448
Open Text Corp.	2,300	100,300
Parex Resources, Inc.	31,500	521,544
Parkland Corp.	2,000	68,251
Russel Metals, Inc.	6,100	200,044
Sun Life Financial, Inc.	24,900	1,290,700
Whitecap Resources, Inc.	7,500	48,533
		12,007,666
Chile 0.0%
Enel Chile SA	1,404,400	84,277
China 8.1%
Alibaba Group Holding Ltd.	24,700	221,534
ANTA Sports Products Ltd.	104,000	877,807
Bank of Communications Co. Ltd. (Class H Stock)	62,000	36,680
Bank of Shanghai Co. Ltd. (Class A Stock)	315,700	281,059
Beijing Enterprises Holdings Ltd.	30,000	108,580
BYD Co. Ltd. (Class H Stock)	34,500	772,461
China BlueChemical Ltd. (Class H Stock)	1,596,000	439,442
China CITIC Bank Corp. Ltd. (Class H Stock)	1,326,000	657,168
China Construction Bank Corp. (Class H Stock)	2,450,000	1,454,966
China Medical System Holdings Ltd.	386,000	551,607
China Minsheng Banking Corp. Ltd. (Class H Stock)	260,000	86,474
China Tower Corp. Ltd. (Class H Stock), 144A	2,296,000	255,410
Chlitina Holding Ltd.	48,000	288,951
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	360,000	216,844
Foxconn Industrial Internet Co. Ltd. (Class A Stock)	44,800	82,802
Gree Electric Appliances, Inc. of Zhuhai (Class A Stock)	15,400	75,634
Hello Group, Inc., ADR	82,400	483,688
Huaxia Bank Co. Ltd. (Class A Stock)	79,200	66,742
KE Holdings, Inc., ADR	23,900	338,663

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
China (cont’d.)
Kuaishou Technology, 144A*	61,600	$310,485
Li Auto, Inc. (Class A Stock)*	5,200	71,879
Meihua Holdings Group Co. Ltd. (Class A Stock)	205,200	284,661
NetEase, Inc.	67,600	1,314,016
PDD Holdings, Inc., ADR*	13,500	1,712,745
PetroChina Co. Ltd. (Class H Stock)	1,512,000	1,093,729
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	315,200	277,260
Shanxi Lu’an Environmental Energy Development Co. Ltd. (Class A Stock)	73,300	241,692
Sinopharm Group Co. Ltd. (Class H Stock)	86,000	226,136
Tencent Holdings Ltd.	25,500	885,139
Tianqi Lithium Corp. (Class A Stock)	22,300	144,536
Vipshop Holdings Ltd., ADR*	2,600	41,314
Wilmar International Ltd.	329,800	807,578
Xiaomi Corp. (Class B Stock), 144A*	569,200	896,791
Yutong Bus Co. Ltd. (Class A Stock)	50,000	105,455
		15,709,928
Denmark 2.3%
AP Moller - Maersk A/S (Class A Stock)	23	41,705
Danske Bank A/S	8,993	241,475
Novo Nordisk A/S (Class B Stock)	34,468	3,939,846
Scandinavian Tobacco Group A/S, 144A	15,916	285,916
		4,508,942
Finland 0.2%
Kemira OYJ	13,470	252,122
Wartsila OYJ Abp	4,662	68,772
		320,894
France 5.5%
Accor SA	10,752	424,634
Amundi SA, 144A	530	35,848
Carrefour SA	4,216	71,977
Cie de Saint-Gobain SA	15,731	1,112,285
Coface SA	20,401	275,674
Credit Agricole SA	62,903	901,076
Hermes International SCA	749	1,580,135
Ipsen SA	2,616	301,622
Klepierre SA, REIT	38,188	988,714
La Francaise des Jeux SAEM, 144A	920	37,291
LVMH Moet Hennessy Louis Vuitton SE	756	629,037

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
France (cont’d.)
Publicis Groupe SA	14,939	$1,496,791
Rubis SCA	1,848	46,730
Sopra Steria Group	1,448	339,634
TotalEnergies SE	10,089	654,530
Unibail-Rodamco-Westfield, REIT*	816	58,429
Vinci SA	12,698	1,604,041
		10,558,448
Georgia 0.1%
Bank of Georgia Group PLC	5,808	278,619
Germany 5.5%
Bayerische Motoren Werke AG	11,605	1,207,536
CTS Eventim AG & Co. KGaA	1,352	91,500
Daimler Truck Holding AG	30,009	1,072,437
Deutsche Bank AG	80,249	1,036,635
Deutsche Lufthansa AG*	39,303	326,819
Deutsche Telekom AG	24,119	592,069
GEA Group AG	1,600	64,078
Heidelberg Materials AG	13,066	1,206,573
Henkel AG & Co. KGaA	770	52,661
Krones AG	806	99,884
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,650	1,553,875
Nemetschek SE	6,595	608,545
Salzgitter AG	2,574	71,792
SAP SE	399	69,125
Scout24 SE, 144A	1,300	95,719
Siemens AG	11,001	1,969,442
Suedzucker AG	6,970	98,256
Talanx AG	4,430	310,813
		10,527,759
Greece 0.3%
Eurobank Ergasias Services & Holdings SA*	263,128	507,170
National Bank of Greece SA*	16,350	124,311
		631,481
Hong Kong 0.4%
WH Group Ltd., 144A	1,223,000	721,564
India 3.1%
Balrampur Chini Mills Ltd.	19,700	93,916

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Birlasoft Ltd.	15,444	$157,784
Cipla Ltd.	3,146	51,167
Colgate-Palmolive India Ltd.	1,280	39,642
Dr. Reddy’s Laboratories Ltd.	1,400	102,868
HCL Technologies Ltd.	7,070	134,087
Hindalco Industries Ltd.	147,867	1,029,830
ITC Ltd.	75,583	401,806
KPIT Technologies Ltd.	6,938	129,572
Oil & Natural Gas Corp. Ltd.	494,542	1,502,278
Power Grid Corp. of India Ltd.	440,405	1,375,538
Tata Motors Ltd.	52,696	560,835
Zensar Technologies Ltd.	55,019	380,438
		5,959,761
Indonesia 0.4%
Astra International Tbk PT	691,600	224,107
Bank Mandiri Persero Tbk PT	264,000	111,148
First Pacific Co. Ltd.	902,000	342,613
		677,868
Ireland 0.6%
AerCap Holdings NV*	14,000	1,071,840
Israel 0.8%
Check Point Software Technologies Ltd.*	8,000	1,271,440
Nice Ltd.*	839	174,078
Plus500 Ltd.	4,875	110,257
Wix.com Ltd.*	400	50,752
		1,606,527
Italy 1.5%
BPER Banca	27,050	97,566
Brunello Cucinelli SpA	1,100	109,050
Intesa Sanpaolo SpA	429,471	1,323,327
UniCredit SpA	45,871	1,343,656
Unipol Gruppo SpA	17,784	110,432
		2,984,031
Japan 12.6%
Aeon Mall Co. Ltd.	7,500	92,835
ASAHI YUKIZAI Corp.	3,300	91,804

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Asics Corp.	2,500	$75,965
BIPROGY, Inc.	9,400	275,218
Central Japan Railway Co.	11,500	287,415
Chugai Pharmaceutical Co. Ltd.	31,300	1,125,868
Daiichikosho Co. Ltd.	3,600	49,320
Denso Corp.	6,200	97,390
Disco Corp.	4,600	1,241,260
Electric Power Development Co. Ltd.	41,000	688,698
Fujikura Ltd.	114,800	943,715
Goldwin, Inc.	800	53,815
GungHo Online Entertainment, Inc.*	41,300	694,351
Hitachi Zosen Corp.	15,000	92,555
Inpex Corp.	41,200	560,010
JAFCO Group Co. Ltd.	78,300	928,693
Japan Airlines Co. Ltd.(a)	29,100	559,179
Japan Lifeline Co. Ltd.	21,400	190,956
Japan Tobacco, Inc.	46,400	1,222,983
KDX Realty Investment Corp., REIT	33	35,797
Leopalace21 Corp.*	28,600	80,001
Mazda Motor Corp.	86,400	1,047,466
Mitsubishi UFJ Financial Group, Inc.	142,000	1,330,050
MIXI, Inc.	5,400	92,626
Mori Hills REIT Investment Corp., REIT	84	78,175
NEC Corp.	3,900	254,844
Nippon Steel Corp.(a)	53,000	1,275,428
NTN Corp.(a)	484,400	885,851
Open Up Group, Inc.	16,600	257,127
Otsuka Holdings Co. Ltd.	26,700	1,049,532
Park24 Co. Ltd.*	7,400	96,694
Rakus Co. Ltd.	9,000	147,925
Recruit Holdings Co. Ltd.	15,700	620,130
Renesas Electronics Corp.*	26,800	439,723
RS Technologies Co. Ltd.	6,500	126,183
Sangetsu Corp.	7,900	174,008
Sanrio Co. Ltd.	2,200	91,866
Santen Pharmaceutical Co. Ltd.	18,900	190,934
Sanwa Holdings Corp.	16,000	244,547
SCREEN Holdings Co. Ltd.	13,700	1,343,413
SHIFT, Inc.*	2,200	396,601
Shionogi & Co. Ltd.	23,300	1,118,317
Sompo Holdings, Inc.	12,600	653,328
Subaru Corp.	28,800	574,540
Sumitomo Electric Industries Ltd.	5,200	69,116
Sumitomo Rubber Industries Ltd.	7,800	90,359

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Suzuki Motor Corp.	3,600	$161,707
Tamron Co. Ltd.	6,000	227,353
TIS, Inc.	1,600	35,587
Tokyo Electric Power Co. Holdings, Inc.*	43,800	233,198
Tokyo Gas Co. Ltd.	21,500	493,896
Tokyo Seimitsu Co. Ltd.	1,500	97,161
Tomy Co. Ltd.	3,400	55,783
Toyota Boshoku Corp.	20,800	342,728
Toyota Motor Corp.	30,565	610,316
Visional, Inc.*	1,700	106,398
		24,400,738
Luxembourg 0.6%
ArcelorMittal SA	41,677	1,147,786
Mexico 0.4%
Banco del Bajio SA, 144A	170,900	652,263
Cemex SAB de CV, UTS*	106,400	88,216
		740,479
Netherlands 4.0%
ASM International NV	2,048	1,135,071
ASML Holding NV	2,339	2,029,289
BE Semiconductor Industries NV	1,476	221,811
EXOR NV	1,728	167,189
ING Groep NV	93,756	1,332,129
Koninklijke Ahold Delhaize NV	25,463	716,100
Shell PLC	68,455	2,122,264
		7,723,853
Norway 0.7%
DNB Bank ASA	41,323	803,308
Equinor ASA	20,862	597,010
		1,400,318
Poland 0.2%
Alior Bank SA*	5,250	98,746
Bank Polska Kasa Opieki SA	1,308	50,314

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland (cont’d.)
Powszechna Kasa Oszczednosci Bank Polski SA	7,600	$96,429
Powszechny Zaklad Ubezpieczen SA	4,298	51,749
		297,238
Qatar 0.3%
Ooredoo QPSC	228,249	670,027
Russia 0.0%
Inter RAO UES PJSC^	13,660,000	15
LUKOIL PJSC^	14,283	—
Polyus PJSC*^	1,450	—
Rosneft Oil Co. PJSC^	155,425	—
Sberbank of Russia PJSC^	366,709	1
		16
Saudi Arabia 0.3%
Dr. Sulaiman Al Habib Medical Services Group Co.	1,248	96,473
Etihad Etisalat Co.	8,294	115,271
SABIC Agri-Nutrients Co.	5,825	198,608
Saudi Telecom Co.	10,918	118,805
		529,157
Singapore 1.2%
BW LPG Ltd., 144A	21,126	260,001
Hafnia Ltd.	5,230	38,032
Oversea-Chinese Banking Corp. Ltd.	126,000	1,205,238
Singapore Airlines Ltd.	163,400	811,000
		2,314,271
South Africa 0.2%
Standard Bank Group Ltd.	42,125	448,447
South Korea 5.0%
DB Insurance Co. Ltd.*	12,339	813,953
Doosan Bobcat, Inc.	1,712	65,200
Hana Financial Group, Inc.	34,217	1,223,513
Hyundai Glovis Co. Ltd.*	624	81,708
Hyundai Mobis Co. Ltd.	5,877	921,240
Hyundai Motor Co.	3,799	552,566
Industrial Bank of Korea*	14,867	139,488
JB Financial Group Co. Ltd.	14,248	122,255

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
KB Financial Group, Inc.	27,988	$1,187,747
Kia Corp.*	20,363	1,564,104
OCI Holdings Co. Ltd.*	1,000	77,998
Samsung C&T Corp.	12,385	1,279,426
Samsung Electronics Co. Ltd.	18,948	1,029,574
Samsung Life Insurance Co. Ltd.	3,379	175,592
Samsung Securities Co. Ltd.	10,649	299,324
Shinhan Financial Group Co. Ltd.	3,225	98,814
SK Telecom Co. Ltd.	1,010	37,975
		9,670,477
Spain 1.7%
ACS Actividades de Construccion y Servicios SA	1,566	61,795
Banco Bilbao Vizcaya Argentaria SA	125,770	1,177,137
Endesa SA	21,392	423,817
Industria de Diseno Textil SA	38,766	1,657,533
		3,320,282
Sweden 3.3%
Atlas Copco AB (Class A Stock)	64,861	1,035,144
Atlas Copco AB (Class B Stock)	14,008	193,982
Boliden AB	6,321	167,776
Epiroc AB (Class B Stock)	2,938	45,809
Essity AB (Class B Stock)	40,791	957,907
Investor AB (Class B Stock)	7,035	165,637
Scandic Hotels Group AB, 144A*	50,175	231,165
Skandinaviska Enskilda Banken AB (Class A Stock)	63,075	895,800
SSAB AB (Class A Stock)	12,800	99,582
Svenska Handelsbanken AB (Class A Stock)	10,881	117,301
Swedbank AB (Class A Stock)	51,604	1,051,586
Volvo AB (Class B Stock)	60,820	1,457,571
		6,419,260
Switzerland 3.3%
ABB Ltd.	37,842	1,601,165
Kuehne + Nagel International AG	1,476	500,186
Logitech International SA	11,970	1,003,484
Novartis AG	24,485	2,532,087
Sandoz Group AG*	1,221	41,874

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Switzerland (cont’d.)
Schindler Holding AG	170	$40,467
UBS Group AG	24,892	745,083
		6,464,346
Taiwan 5.3%
Accton Technology Corp.	15,000	252,338
Acer, Inc.	144,000	211,478
Asustek Computer, Inc.	5,000	70,997
Compal Electronics, Inc.	126,000	144,504
Evergreen Marine Corp. Taiwan Ltd.	134,000	642,740
Hon Hai Precision Industry Co. Ltd.	53,000	173,375
Largan Precision Co. Ltd.	1,000	79,285
Makalot Industrial Co. Ltd.	7,000	80,298
MediaTek, Inc.	21,000	648,010
Novatek Microelectronics Corp.	41,000	667,878
Quanta Computer, Inc.	175,000	1,383,728
TaiDoc Technology Corp.	37,000	188,838
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	4,384,051
Wistron Corp.	277,000	1,014,187
Wiwynn Corp.	3,000	211,503
		10,153,210
Thailand 0.4%
Bumrungrad Hospital PCL	109,300	739,484
Turkey 0.5%
KOC Holding A/S	14,692	77,595
Turkcell Iletisim Hizmetleri A/S	16,580	37,385
Turkiye Is Bankasi A/S (Class C Stock)	890,790	751,112
Yapi ve Kredi Bankasi A/S	260,993	187,458
		1,053,550
United Arab Emirates 1.3%
Emaar Properties PJSC	616,930	1,247,353
Emirates NBD Bank PJSC	254,782	1,227,031
		2,474,384
United Kingdom 7.1%
3i Group PLC	39,737	1,243,965
Associated British Foods PLC	2,562	75,885
AstraZeneca PLC	3,469	459,909

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
B&M European Value Retail SA	12,600	$82,577
BAE Systems PLC	76,100	1,133,621
BP PLC	98,350	574,405
British American Tobacco PLC	42,085	1,240,818
BT Group PLC	99,740	141,305
Centrica PLC	380,197	665,364
DCC PLC	714	51,908
easyJet PLC*	13,900	97,314
Games Workshop Group PLC	650	81,419
HSBC Holdings PLC	227,703	1,777,837
Imperial Brands PLC	56,338	1,352,401
Informa PLC	10,476	102,891
Investec PLC	29,783	193,903
Man Group PLC	94,800	283,430
Mitie Group PLC	65,772	85,701
Next PLC	875	93,412
Paragon Banking Group PLC	14,150	126,028
Rolls-Royce Holdings PLC*	404,635	1,536,177
Serco Group PLC	89,954	196,292
Shaftesbury Capital PLC, REIT	59,075	99,517
Taylor Wimpey PLC	26,533	49,537
Tesco PLC	120,971	438,353
Unilever PLC	8,374	407,481
Whitbread PLC	22,622	1,025,409
		13,616,859
United States 3.6%
GSK PLC	87,086	1,722,364
Holcim AG*	19,262	1,471,210
James Hardie Industries PLC, CDI*	5,150	193,488
Nestle SA	11,624	1,324,562
Roche Holding AG	7,819	2,226,197
		6,937,821

Total Common Stocks (cost $161,823,214)		182,495,921
Preferred Stocks 1.7%
Brazil 1.5%
Cia Energetica de Minas Gerais (PRFC)	389,469	907,168

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description		Shares		Value
Preferred Stocks (Continued)
Brazil (cont’d.)
Gerdau SA (PRFC)			60,900	$258,995
Petroleo Brasileiro SA (PRFC)			204,800	1,684,482
				2,850,645
Germany 0.1%
Bayerische Motoren Werke AG (PRFC)			418	40,843
Henkel AG & Co. KGaA (PRFC)			1,175	90,073
				130,916
South Korea 0.1%
Samsung Electronics Co. Ltd. (PRFC)			6,505	284,632

Total Preferred Stocks (cost $2,215,529)				3,266,193
Unaffiliated Exchange-Traded Funds 1.9%
United States
iShares MSCI EAFE ETF(a)			38,000	2,850,380
iShares MSCI Emerging Markets ETF			24,300	932,877

Total Unaffiliated Exchange-Traded Funds (cost $3,637,800)				3,783,257

Total Long-Term Investments (cost $167,676,543)				189,545,371
Short-Term Investments 4.1%
Affiliated Mutual Funds 3.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	2,252,180	2,252,180
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $5,245,088; includes $5,236,845 of cash collateral for securities on loan)(b)(wb)	5,246,521	5,244,946

Total Affiliated Mutual Funds (cost $7,497,268)				7,497,126

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k)(n) 0.2%
U.S. Treasury Bills (cost $397,580)	5.257%	03/14/24	400	$397,537

Total Short-Term Investments (cost $7,894,848)				7,894,663

TOTAL INVESTMENTS 102.2% (cost $175,571,391)				197,440,034
Liabilities in excess of other assets(z) (2.2)%				(4,255,577)

Net Assets 100.0%				$193,184,457

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CDI—Chess Depository Interest
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $16 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,033,634; cash collateral of $5,236,845 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Futures contracts outstanding at January 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
30	Mini MSCI EAFE Index	Mar. 2024	$3,349,500	$100,591
31	Mini MSCI Emerging Markets Index	Mar. 2024	1,520,240	(12,017)
				$88,574
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).